PROPERTY, PLANT AND EQUIPMENT (Detail Textuals)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 7,000,000	42,900,000	$ 6,500,000	40,200,000	$ 5,200,000	33,000,000
Construction-in-progress	2,693,000	16,481,000	3,800,000	23,092,000
Interest related to construction in progress			$ 800,000	4,700,000